1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers." The update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification. The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers is an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides specific steps that entities should apply in order to achieve this principle. The amendments were effective for interim and annual periods beginning after December 15, 2017. The Company adopted this guidance using the “modified retrospective“ method effective January 1, 2018; as such, the Company applied the guidance only to the most recent period presented in the financial statements. The Company categorizes it primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue and (3) revenue from contracts with customers.

(1)    Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

(2)    Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

(3)    Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues. There was no change to previously reported amounts from the cumulative effect of the adoption of ASC 606. During the three years ended December 31, 2019, 2018 and 2017, the Company recognized interest related income of $200.6 million, $172.8 million and $151.4 million, respectively, insurance related revenue of $49.4 million, $44.4 million and $42.3 million, respectively, and other revenues of $6.0 million, $5.7 million and $5.4 million, respectively.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". This ASU supersedes existing guidance on accounting for leases in “Leases (Topic 840)”. The update requires disclosures regarding key information about leasing arrangements and requires all leases for a leasee to be recognized on the balance sheet as a right-of-use asset and a corresponding lease liability. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect by class of underlying asset, not to recognize a right-of-use asset or lease liability. The Company adopted the new standard during the first quarter using the modified retrospective transition method resulting in the recording of a right-to-use asset of $29.7 million on the balance sheet and a corresponding liability. Prior period amounts have not been adjusted and continue to be reported in accordance with the previous accounting guidance. The Company utilized the package of practical expedients allowing the Company to not reassess whether a contract is or contains a lease, lease classification and initial direct costs. As part of the adoption standard, the Company elected to not recognize short-term leases on the consolidated statement of financial position. All non-lease components, such as common area maintenance, were excluded. See Note 5.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU amends existing guidance that requires an incurred loss impairment methodology that delays recognition until it is probable a loss has been incurred. The new guidance requires measurement and recognition of an allowance for loan losses that estimates expected credit losses and applies to financial assets measured at amortized cost including financing receivables, as well as net investments in leases recognized by a lessor, off-balance sheet credit exposures and reinsurance recoverables. The ASU is effective for annual and interim periods beginning after December 15, 2019. The Company adopted this guidance as of January 1, 2020 using the modified retrospective approach. Transition to the new ASU will be through a cumulative-effect adjustment to beginning retained earnings as of January 1, 2020.

A cross-functional implementation team led by Finance and Accounting leadership was established to implement the new standard and develop a CECL compliant methodology and model. Under the Company’s new model, loans with similar risk characteristics will be collectively evaluated in pools utilizing an open pool loss rate method, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting period. This will then be adjusted utilizing a macroeconomic forecast and other qualitive factors, as appropriate, to fully reflect expected losses in the portfolio. The Company expects ongoing variability in the allowance for loan losses under this new standard to be driven primarily by the growth of the loan portfolio, ratio of types of loans in the portfolio, credit quality of customers and macroeconomic environment and outlook at each reporting period.

The Company expects that the adoption of this standard will result in a cumulative effect entry increasing the allowance for loan losses under CECL by approximately $1.0 million to $4.0 million at January 1, 2020 with an offsetting decrease to retained earnings. The Company will continue to refine the new model and enhance key implementation initiatives during the first quarter of 2020, including documentation and disclosures, policies and procedures and end-to-end process controls.

In February 2018, the FASB issued ASU 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. This update allows for a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from tax effects resulting from the reduction of the federal corporate income tax rate pursuant to enactment of the Tax Cuts and Jobs Act. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company adopted ASU 2018-02 in the first quarter of 2018, resulting in a $.8 million reclassification from accumulated other comprehensive income to retained earnings on the consolidated statement of financial condition and the consolidated statement of comprehensive income.